Note 14 - Financial Instruments (Details Textual) $ / shares in Units, $ / shares in Units, shares in Millions		12 Months Ended
	Jan. 18, 2022 USD ($) $ / shares	Nov. 30, 2021 CAD ($) shares	Nov. 30, 2021 USD ($) $ / shares shares	Mar. 11, 2021 shares	Mar. 02, 2020 $ / shares	Dec. 02, 2019 $ / shares
Statement Line Items [Line Items]
Gains (losses) in other comprehensive income (loss) on change in value of reported currency in 10% change		$ 11,252,804
Gains (losses) on change in value of reported currency in 10% change		392,163
Working capital		$ 1,296,408
Share price (in CAD per share) | $ / shares					$ 1.44	$ 1.14
Gold Royalty Corp [member]
Statement Line Items [Line Items]
Non-controlling investment, number of shares (in shares) | shares		20	20	20
Share price (in CAD per share) | $ / shares			$ 5.09
Total investment accounted for as measured through fair value through other comprehensive income			$ 101,800,000
Gold Royalty Corp [member] | Dividend announced [member]
Statement Line Items [Line Items]
Cash dividend declared, paid quarterly (in dollars per share) | $ / shares	$ 0.01
Cash dividend declared, paid quarterly, amount	$ 200,000
Currency risk, denominated in USD [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary liabilities		$ 12,724,627
Bottom of range [member]
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		3.35%	3.35%
Top of range [member]
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		4.17%	4.17%